Offerings	Aug. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common stock, par value $0.0001 per share
Amount Registered | shares	19,124,586
Proposed Maximum Offering Price per Unit	5.83
Maximum Aggregate Offering Price	$ 111,496,336.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,397.64
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional shares of the Registrant's Class A common stock, par value $0.0001 ("Class A Common Stock") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of up to 19,124,586 shares of Class A Common Stock issuable by the Registrant upon the exercise of the 11,500,000 Public Warrants and 7,624,586 Sponsor Warrants (each as defined in this Registration Statement). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) and Rule 457(c) of the Securities Act, on the basis of the average of the high ($6.16) and low ($5.50) sales prices of the Class A Common Stock as reported on the Nasdaq Stock Market on August 26, 2026, which date is within five business days prior to filing this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common stock, par value $0.0001 per share
Amount Registered | shares	12,668,943
Proposed Maximum Offering Price per Unit	5.83
Maximum Aggregate Offering Price	$ 73,859,938.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,200.06
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of the Class A Common Stock as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents up to 12,668,943 shares of Class A Common Stock held by or issuable to the Selling Stockholders that are registered for resale in this Registration Statement, consisting of (i) 4,965,722 shares of Class A Common Stock issued in connection with the Business Combination, (ii) 78,635 shares of Class A Common Stock issuable upon vesting and settlement of RSUs held by certain Selling Stockholders, and (iii) up to 7,624,586 shares of Class A Common Stock that are issuable upon the exercise of the Sponsor Warrants.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) and Rule 457(c) of the Securities Act, on the basis of the average of the high ($6.16) and low ($5.50) sales prices of the Class A Common Stock as reported on the Nasdaq Stock Market on August 26, 2026, which date is within five business days prior to filing this Registration Statement.